Income taxes expenses - Summary of Reconciliation of Average Effective Tax Rate and Applicable Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income before income taxes	$ 117,999	$ 102,453	$ 121,572
Impact of difference in tax rates of foreign subsidiaries	2,816	(8,349)	642
Nondeductible expenses	0	0	(1,023)
Total income taxes (a)	2,816	(8,349)	(381)
Current (b)	$ (10,500)	$ (6,784)	$ (1,692)
Effective tax rate current	(9.12%)	(6.12%)	(1.40%)
Deferred (c)	$ 13,316	$ (1,565)	$ 1,311
Effective tax rate	(2.40%)	8.10%	0.30%